FEDERATED MUNICIPAL SECURITIES INCOME TRUST
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 April 12, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust") Federated Municipal High Yield Advantage Fund (the "Fund")
             Class A Shares
             Class B Shares
             Class C Shares
             Class F Shares
           1933 Act File No. 33-36729
           1940 Act File No. 811-6165
Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated November 13, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 49 on April 10, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                   Very truly yours,



                                                   /s/ George Magera
                                                   George Magera
                                                   Assistant Secretary